Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
Schedule of Accounts Payable	Accounts payable consisted of the following:
	As of December 31, 2025	As of December 31, 2024
Account payable to the third parties	$10,032,277	$8,095,509
Total accounts payable	$10,032,277	$8,095,509